CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in acquisition	¥ 0	¥ 0	¥ 9,307
Cash disposed in divestiture	¥ 0	¥ 0	¥ 1,307,982